THE 59 WALL STREET EUROPEAN EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2001
                                   (Unaudited)

ASSETS:
  Investments in BBH European Equity Portfolio
    ("Portfolio"), at value .................................      $121,389,653
  Receivable for capital stock sold .........................           902,000
                                                                   ------------
          Total Assets ......................................       122,291,653
                                                                   ------------
LIABILITIES:
  Payables for:
      Shareholder servicing/eligible institution fees .......            50,416
      Administrative fee ....................................            25,208
      Professional fees .....................................             8,577
      Board of Directors' fee ...............................             6,564
      Accounting fee ........................................             2,667
      Accrued expenses and other liabilities ................            19,194
                                                                   ------------
          Total Liabilities .................................           112,626
                                                                   ------------
NET ASSETS ..................................................      $122,179,027
                                                                   ============
Net Assets Consist of:
      Paid-in capital .......................................      $ 92,890,271
      Accumulated net investment income .....................           129,524
      Accumulated net realized loss .........................        (4,560,333)
      Net unrealized appreciation ...........................        33,719,565
                                                                   ------------
Net Assets ..................................................      $122,179,027
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
      ($122,179,027 (PI) 3,540,196 shares) ..................            $34.51
                                                                         ======

   The accompanying notes are an integral part of these financial statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 2001
                                   (Unaudited)

NET INVESTMENT INCOME:
  Net Investment Income Allocated from Portfolio:
     Dividend and other income ..............................       $   801,356
     Expenses ...............................................          (518,527)
                                                                    -----------
        Total Income Allocated from Portfolio ...............           282,829
                                                                    -----------
  Fund Expenses:
     Shareholder servicing/eligible institution fees ........           167,665
     Administrative fee .....................................            83,824
     Accounting fee .........................................             3,998
     Board of Directors' fees ...............................             6,564
     Miscellaneous expenses .................................            34,926
                                                                    -----------
        Total Expenses ......................................           296,977
                                                                    -----------
        Net Investment Loss .................................           (14,148)
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS ALLOCATED FROM PORTFOLIO:
  Net realized loss on investments
     and foreign exchange transactions ......................        (1,387,882)
  Net change in unrealized depreciation
     on investments and foreign
     currency translations ..................................        (8,543,895)
                                                                     ----------
        Net Realized and Unrealized Loss
          Allocated from Portfolio ..........................        (9,931,777)
                                                                    -----------
  Net Decrease in Net Assets Resulting from Operations ......       $(9,945,925)
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                               For the
                                                                           six months ended        For the
                                                                            April 30, 2001       year ended
                                                                              (Unaudited)     October 31, 2000
                                                                           ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
         Net investment income (loss) .............................           $    (14,148)      $    121,887
         Net realized gain (loss) on investments
           and foreign exchange transactions ......................             (1,387,882)           386,913
         Net change in unrealized appreciation (depreciation) on
           investments and foreign currency translations ..........             (8,543,895)        12,162,328
                                                                              ------------       ------------
           Net increase (decrease) in net assets
             resulting from operations ............................             (9,945,925)        12,671,128
                                                                              ------------       ------------
      Dividends and distributions declared:
         From net realized gains ..................................             (1,545,484)       (12,019,424)
         In excess of net realized gains ..........................                     --         (1,595,979)
                                                                              ------------       ------------
           Total dividends and distributions declared .............             (1,545,484)       (13,615,403)
                                                                              ------------       ------------
      Capital stock transactions:
         Net proceeds from sales of capital stock .................             48,117,753         69,950,545
         Net asset value of capital stock issued
           to shareholders inreinvestment of distributions ........                209,569         10,360,044
         Net cost of capital stock redeemed .......................            (63,445,413)       (73,892,346)
                                                                              ------------       ------------
           Net increase (decrease) in net assets
              resulting from capital stock transactions ...........            (15,118,091)         6,418,243
                                                                              ------------       ------------
              Total increase (decrease) in net assets .............            (26,609,500)         5,473,968
NET ASSETS:
      Beginning of period .........................................            148,788,527        143,314,559
                                                                              ------------       ------------
      End of period (including undistributed net
         investment income and distributions in
         excess of net investment income of
         $129,524and $143,672, respectively) ......................           $122,179,027       $148,788,527
                                                                              ============       ============


   The accompanying notes are an integral part of these financial statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                              FINANCIAL HIGHLIGHTS

            Selected  per  share  data  and  ratios  for  a  share   outstanding
            throughout each period



                                                      For the six
                                                      months ended             For the years ended October 31,
                                                     April 30, 2001     ---------------------------------------------------
                                                       (Unaudited)      2000        1999        1998       1997        1996
                                                       ----------       ----         ----        ----       ----        ----
Net asset value, beginning of year ................      $37.59        $37.92       $39.05      $38.02     $35.02      $31.95
Income from investment operations:
  Net investment income (loss) ....................        0.05          0.03         0.09(1)     0.42       0.39        0.38(1)
  Net realized and unrealized gain (loss) .........       (2.73)         3.20         4.15        6.06       5.29        4.08
Less dividends and distributions:
  From net investment income ......................       (0.05)        (3.14)       (0.66)      (0.31)     (0.41)         --
  From net realized gains .........................       (0.35)        (0.42)       (4.71)      (5.14)     (2.27)      (1.39)
                                                          -----         -----        -----       -----      -----       -----
Net asset value, end of period ....................      $34.51        $37.59       $37.92      $39.05     $38.02      $35.02
                                                         ======        ======       ======      ======     ======      ======
Total return ......................................       (7.21)%        8.26%       11.87%      19.34%     17.28%      14.63%
Ratios/Supplemental data:
  Net assets, end of period (000's omitted) .......    $122,179      $148,789     $143,315    $155,557   $154,179    $146,350
  Expenses as a percentage of average
    net assets:
    Expenses paid by Fund .........................        1.22%(5)      1.22%(4)     1.33%       1.18%      1.32%       1.23%
    Expenses paid by commissions2 .................          --            --           --        0.01%      0.01%       0.01%
    Expense offset arrangement ....................          --          0.04%(4)       --        0.02%      0.03%       0.09%
                                                          -----         -----        -----       -----      -----       -----
      Total expenses ..............................        1.22%(5)      1.26%(4)     1.33%       1.21%      1.36%       1.33%
Ratio of net investment (loss) income to average
   net assets .....................................       (0.02)%(5)     0.08%        0.24%       0.60%      1.02%       1.16%
Portfolio turnover rate ...........................           6%(3)        42%(3)       37%         56%        82%         42%

----------

(1)   Calculated using average shares outstanding for the period.

(2) A portion of the Fund's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers on behalf of the Fund for services provided for which the Fund would otherwise be obligated to pay.

(3) Portfolio turnover rate is that of the Portfolio in which the Fund invests.

(4) Includes the Fund's share of expenses paid by the Portfolio and expense offset arrangement.

(5)   Annualized.

   The accompanying notes are an integral part of these financial statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

      1. Organization and Significant Accounting Policies. The 59 Wall Street European Equity Fund (the "Fund") is a separate non-diversified series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-ended management investment company organized under the laws of the State of Maryland on July 19, 1990. The Fund commenced operations on November 1, 1990.

      The Fund invests all of its investable assets in the BBH European Equity Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 54% at April 30, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Fund records its investments in the Portfolio at fair value. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

            B. Investment Income and Expenses. The Fund records its share of income, expenses and realized and unrealized gains and losses each day. In addition, the Fund accrues it own expenses.

            C. Federal Income Taxes.  It is the  Corporation's  policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from accounting principles generally accepted in the United States of America, the basis which these financial statements are prepared. Accordingly, the amounts of net investment income an net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions, utilization of capital loss carryforwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year-end. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These do not constitute a return of capital. Permanent differences are reclassified on the statement of assets and liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

            D. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                                   (Unaudited)

      2. Transactions with Affiliates.

      Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman (the "Administrator") for which the Administrator receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. The Administrator has a sub administration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended April 30, 2001, the Fund incurred $83,824 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman for which Brown Brothers Harriman receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended April 30, 2001, the Fund incurred $167,665 for such services.

      Accounting Fee. The Corporation has an accounting agreement with Brown Brothers Harriman (the "Accountant") for which the Accountant receives a fee calculated and paid monthly. For the six months ended April 30, 2001, the Fund incurred $3,998 for accounting services.

      Board of Directors' Fee. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from each Fund. For the six months ended April 30, 2001, the Fund incurred $6,564 for these fees.

      3. Investment Transactions. Investment transactions of the portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:

                                                 For the           For the
                                             six months ended    year ended
                                              April 30, 2001   October 31, 2000
                                             ----------------  ----------------

Capital stock sold .....................        1,374,439         1,761,695
Capital Stock issued in connection
  with  reinvestment of dividends
  and distributions ....................            5,737           267,218
Capital stock redeemed .................       (1,797,854)       (1,849,992)
                                               ----------        ----------
Net Increase (decrease) ................         (417,678)          178,921
                                               ==========        ==========

                    BBH EUROPEAN EQUITY PORTFOLIO

                      Portfolio of Investments
                           April 30, 2001
                             (Unaudited)

 Shares                                           Value
 ------                                        -----------

            COMMON STOCKS (99.5%)

            FINLAND (2.9%)
            MULTI-INDUSTRY
  196,100   Nokia AB (3) ...................  $  6,491,280
                                              ------------
            TOTAL FINLAND ..................     6,491,280
                                              ------------

            FRANCE (21.9%)
            BANKING
   88,928   Banque National de Paris CI ....     7,907,699
                                              ------------

            CAPITAL EQUIPMENT
  116,500   Alcatel ........................     3,794,337
                                              ------------

            ELECTRONIC SEMI-CONDUCTOR
   68,180   StMicroelectronics .............     2,757,881

                                              ------------

            ENERGY
   75,663   Total Fina SA ..................    11,280,717
                                              ------------

            PHARMACEUTICALS
  130,000   Aventis SA .....................    10,071,670
                                              ------------

            SERVICES
  138,200   Accor SA .......................     5,874,724
   50,973   Suez Lyonnaise Des Eaux* .......     7,536,316
                                              ------------
                                                13,411,040
                                              ------------
            TOTAL FRANCE ...................    49,223,344
                                              ------------

            GERMANY (6.0%)
            BANKING
   95,900   Hypo Vereinsbank ...............     5,310,643
   45,039   Deutsche Pfandbrief-und
              Hypothekenbank AG ............     3,007,732
   17,220   Direkt Anlage Bank AG* .........       322,601
                                              ------------
                                                 8,640,976
                                              ------------

            INSURANCE
   16,744   Allianz AG Registered ..........     4,821,896
                                              ------------
            TOTAL GERMANY ..................    13,462,872
                                              ------------

            IRELAND (5.6%)
            BANKING
  811,000   Allied Irish Banks, Plc. (1) ...     8,924,552
                                              ------------

            PHARMACEUTICALS
   73,600   Elan Corp., Plc. ADR* ..........  $  3,691,040
                                              ------------
            TOTAL IRELAND ..................    12,615,592
                                              ------------

            ITALY (11.3%)
            FINANCE
  474,000   Banca Fideuram SpA .............     5,741,890
  490,000   Mediolanum SpA .................     6,309,681
                                              ------------
                                                12,051,571
                                              ------------

            INSURANCE
  117,256   Assicurazioni Generali .........     3,787,742
                                              ------------

            TELECOMMUNICATIONS
  599,200   Telecom Italia Mobile SpA ......     4,121,140
  492,083   Telecom Italia SpA .............     5,471,839
                                              ------------
                                                 9,592,979
                                              ------------
            TOTAL ITALY ....................    25,432,292
                                              ------------

            NETHERLANDS (4.7%)
            CONSUMER GOODS
  109,802   Heineken NV ....................     5,695,589
                                              ------------

            ELECTRIC COMPONENTS
  164,100   Philips Electronics ............     4,821,827
                                              ------------
            TOTAL NETHERLANDS ..............    10,517,416
                                              ------------

            SPAIN (10.2%)
            BANKING
  834,758   BSCH SA (2) ....................     8,297,027
                                              ------------

            FINANCE
  587,200   BBVA SA ........................     8,348,192
                                              ------------

            TELECOMMUNICATIONS
  377,905   Telefonica SA (1) ..............     6,398,894
                                              ------------
            TOTAL SPAIN ....................    23,044,113
                                              ------------

            SWEDEN (1.9%)
            CAPITAL EQUIPMENT
  382,000   Ericsson (LM) Telephone Co.
              Class `B' (1) ................     2,458,988
                                              ------------

            CONSUMER DURABLES
  115,587   Electrolux AB ..................     1,910,855
                                              ------------
            TOTAL SWEDEN ...................     4,369,843
                                              ------------

                    BBH EUROPEAN EQUITY PORTFOLIO

                      Portfolio of Investments
                           April 30, 2001
                             (Unaudited)

            SWITZERLAND (4.0%)
            CHEMICALS
    7,778   Syngenta AG* ...................  $    394,123
                                              ------------

            PHARMACEUTICALS
    5,553   Novartis AG Registered .........     8,630,246
                                              ------------
            TOTAL SWITZERLAND ..............     9,024,369
                                              ------------

            UNITED KINGDOM (31.0%)
            BANKING
  790,000   Lloyds TSB Group, Plc. .........     8,210,427
                                              ------------

            ENERGY
1,117,400   BP Amoco, Plc. .................    10,022,574
  585,000   Shell Transport & Trading
              Co., Plc .....................     4,883,147
                                              ------------
                                                14,905,721
                                              ------------

            FOOD & BEVERAGES
  688,155   Diageo, Plc ....................     7,235,635
                                              ------------

            MEDIA
  331,956   Pearson, Plc. ..................  $  6,994,977
                                              ------------

            PHARMACEUTICALS
  359,520   GlaxoSmithKline* ...............     9,499,330
                                              ------------

            SERVICES
  409,000   BAA, Plc. ......................     3,592,483
  300,000   British Airways ................     1,512,807
  406,194   Compass Group PLC* .............     3,114,593
                                              ------------
                                                 8,219,883
                                              ------------

            TELECOMMUNICATIONS
  452,538   British Telecom, Plc. ..........     3,612,371
  683,700   Spirent plc ....................     4,029,636
2,342,500   Vodafone Airtouch, Plc. ........     7,112,632
                                              ------------
                                                14,754,639
                                              ------------
            TOTAL UNITED KINGDOM ...........    69,820,612
                                              ------------

TOTAL INVESTMENTS (identified cost $205,112,194) (a) ...   99.5%    $224,001,733
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .........    0.5        1,181,260
                                                          -----     ------------
NET ASSETS .............................................  100.0%    $225,182,993
                                                          =====     ============

----------
*     Non-income producing security

(a) The aggregate cost for federal income tax purposes is $205,112,194, the aggregate gross unrealized appreciation is $36,052,021, and the aggregate gross unrealized depreciation is $17,162,482, resulting in net unrealized appreciation of $18,889,539.

   The accompanying notes are an integral part of these financial statements.

                          BBH EUROPEAN EQUITY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2001
                                   (Unaudited)

ASSETS:
      Investments in securities, at value
        (identified cost $205,112,194) ......................       $224,001,733
      Receivables for:
         Contributions ......................................          5,610,236
         Dividends and other receivables ....................            794,402
                                                                    ------------
            Total Assets ....................................        230,406,371
                                                                    ============

LIABILITIES:
      Due to Bank ...........................................          4,789,007
      Payables for:
         Withdrawals ........................................             84,336
         Investment advisory fee ............................            238,047
         Custody fee ........................................             54,000
         Administrative fee .................................             12,818
         Trustee fee ........................................              4,500
         Accrued expenses and other liabilities .............             40,670
                                                                    ------------
            Total Liabilities ...............................          5,223,378
                                                                    ------------

NET ASSETS ..................................................       $225,182,993
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

                         BBH EUROPEAN EQUITY PORTFOLIO

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 2001
                                   (Unaudited)

INVESTMENT INCOME:
      Income:
         Dividends (net of foreign withholding taxes of $275,714) ....................   $  1,445,107
                                                                                         ------------

Expenses:
         Investment advisory fee .....................................................        789,708
         Custody fee .................................................................        116,853
         Administrative fee ..........................................................         42,502
         Trustees' fees and expenses .................................................         10,018
         Miscellaneous expenses ......................................................         38,978
                                                                                         ------------
           Total Expenses ............................................................        998,059
                                                                                         ------------
             Fees paid indirectly ....................................................        (60,464)
                                                                                         ------------
             Net Expenses ............................................................        937,595
                                                                                         ------------
           Net Investment Income .....................................................        507,512
                                                                                         ------------

NET REALIZED AND UNREALIZED LOSS:
      Net realized loss on investments and foreign exchange transactions .............     (2,680,055)
      Net change in unrealized depreciation on investments and foreign
        currency translations ........................................................    (15,850,344)
                                                                                         ------------
         Net Realized and Unrealized Loss ............................................    (18,530,399)
                                                                                         ------------
       Net Decrease in Net Assets Resulting from Operations ..........................   $(18,022,887)
                                                                                         ============

   The accompanying notes are an integral part of these financial statements.

                          BBH EUROPEAN EQUITY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                      For the six months         For the year
                                                                                     ended April 30, 2001           ended
                                                                                          (Unaudited)          October 31, 2000
                                                                                     --------------------      ----------------
INCREASE IN NET ASSETS:
      Operations:
         Net investment income .................................................        $     507,512            $   1,381,160
         Net realized gain (loss) on investments and foreign
           exchange transactions ...............................................           (2,680,055)               2,318,033
         Net change in unrealized appreciation (depreciation) on
           investments and foreign currency translations .......................          (15,850,344)              34,710,029
                                                                                        -------------            -------------
           Net increase (decrease) in net assets resulting from operations .....          (18,022,887)              38,409,222
                                                                                        -------------            -------------

      Capital Transactions:
         Proceeds from contributions ...........................................           55,248,651              373,829,857
         Fair value of withdrawals .............................................          (78,190,808)            (146,091,042)
                                                                                        -------------            -------------
         Net increase (decrease) in net assets resulting from capital
           transactions ........................................................          (22,942,157)             227,738,815
                                                                                        -------------            -------------

           Total increase (decrease) in net assets .............................          (40,965,044)             266,148,037

NET ASSETS:
      Beginning of period ......................................................          266,148,037                       --
                                                                                        -------------            -------------
      End of period ............................................................        $ 225,182,993            $ 266,148,037
                                                                                        =============            =============


   The accompanying notes are an integral part of these financial statements.

                          BBH EUROPEAN EQUITY PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout the period

                                                                  For the six months
                                                                  ended April 30, 2001      For the year ended
                                                                       (Unaudited)           October 31, 2000
                                                                    -----------------       ------------------
Total Return .................................................            (7.06)%                  (8.64)%
Ratios/Supplemental Data:
  Net assets, end of period (000's omitted) ..................         $225,183                 $266,148
  Expenses as a percentage of average net assets
    Expenses paid by Portfolio ...............................             0.77%(1)                 0.82%
    Expense offset arrangement ...............................             0.05%(1)                 0.02%
                                                                       --------                 --------
       Total Expenses ........................................             0.82%                    0.84%
  Ratio of net investment income to average net assets .......             0.42%(1)                 0.52%
  Portfolio turnover rate ....................................                6%                      42%

----------
(1)   Annualized

   The accompanying notes are an integral part of these financial statements.

                          BBH EUROPEAN EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

      1. Organization and Significant Accounting Policies. BBH European Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on November 1, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. The Portfolio isolates that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at year ended, arising from changes in the exchange rate.

            C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift

                          BBH EUROPEAN EQUITY PORTFOLIO
      its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For the six months ended April 30, 2001, the Portfolio incurred $789,708 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The
Administrator has a sub-administration agreement with 59 Wall Street Administrators for which 59 Wall Street Administrators receives such compensation as is from time to time agreed upon. For the six months ended April 30, 2001, the Portfolio incurred $42,502 for administrative services.

      Custody Agreement. The Portfolio has a custody agreement with Brown Brothers Harriman (the "Custodian") for which Brown Brothers Harriman receives a fee calculated and paid monthly. For the six months ended April 30, 2001, the Portfolio incurred $116,853. Custody fees for the Portfolio were reduced by $60,464, as a result of an expense offset arrangement with the Portfolio's custodian.

      Board of Trustees' Fee. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses. For the six months ended April 30, 2001, the Portfolio incurred $10,018 for these fees.

      3. Investment Transactions. For the six months ended April 30, 2001, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $216,141,243 and $100,334,091, respectively. There were no purchases or sales of U.S. government obligations during the period.

The 59 Wall Street Fund, Inc.

Investment Adviser and
 Administrator
Brown Brothers Harriman
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

                    European Equity Fund

                     SEMi-ANNUAL REPORT

                       April 30, 2001